Earnings Per Share - Basic and Diluted Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Earnings Per Share [Abstract]
Net income (loss) for basic earnings per share	$ (6,093)	$ (9,501)	$ (10,236)
Net income (loss) for diluted earnings per share	$ (6,093)	$ (9,501)	$ (10,236)
Weighted-average shares outstanding (in shares)	1,180	1,123	775
Dilutive effect of equity plans (in shares)	0	0	0
Diluted weighted-average shares outstanding (in shares)	1,180	1,123	775
Basic earnings per share (in dollars per share)	$ (5.16)	$ (8.46)	$ (13.20)
Diluted earnings per share (in dollars per share)	$ (5.16)	$ (8.46)	$ (13.20)